Inventory	12 Months Ended
Dec. 31, 2024
Inventory
Inventory

4. Inventory

	As of December 31,
	2023	2024
	RMB	RMB
Raw materials	41,373	39,658
Work in process	11,545	40,039
Finished goods	52,713	42,262
Merchandise	6,478	790
Less: inventory write-down	(5,579)	(4,461)
Total	106,530	118,288

Inventory write-downs recognized in cost of revenues for the years ended December 31, 2022, 2023 and 2024 were RMB9,273, RMB12 and RMB6,042 respectively.